Selling and Marketing Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses

For the years ended March 31, 2026, 2025 and 2024, selling and marketing expenses consisted of the following:

	For the years ended March 31,
	2026	2025	2024

Marketing and advertising expenses	$89,488	$108,822	$327,208
Payroll and welfare expenses	60,025	61,284	67,831
Distribution and transportation expenses	6,958	25,184	16,176
Others	87,714	94,569	22,351
Total selling and marketing expenses	$244,185	$289,859	$433,566